Shareholder Fees {- Fidelity Agricultural Productivity Fund}	Jul. 30, 2021 USD ($)
05.31 Megatrend Funds Combo Pro-02 | Fidelity Agricultural Productivity Fund
Shareholder Fees:
(fees paid directly from your investment)	none